As filed with the Securities and Exchange Commission on February 22, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.32%

Beverage and Tobacco Product Manufacturing - 2.92%
The Coca-Cola Company	12,000	$789,240
Philip Morris International, Inc.	8,000	468,240
		1,257,480

Chemical Manufacturing - 9.19%
Abbott Laboratories	17,000	814,470
Air Products & Chemicals, Inc.	7,000	636,650
Church & Dwight Co., Inc.	10,000	690,200
E.I. du Pont de Nemours & Co.	11,000	548,680
Johnson & Johnson	10,000	618,500
Merck & Co., Inc.	18,000	648,720
		3,957,220

Computer and Electronic Product Manufacturing - 5.89%
Apple, Inc. (a)	1,500	483,840
Cisco Systems, Inc. (a)	27,000	546,210
Intel Corporation	25,000	525,750
Microchip Technology, Inc.	20,000	684,200
QUALCOMM, Inc.	6,000	296,940
		2,536,940

Couriers and Messengers - 0.76%
United Parcel Service, Inc. – Class B	4,500	326,610

Credit Intermediation and Related Activities - 4.47%
CIT Group, Inc. (a)	10,000	471,000
Discover Financial Services	40,000	741,200
Hudson City Bancorp, Inc.	35,000	445,900
Visa, Inc. - Class A	3,800	267,444
		1,925,544

Electrical Equipment, Appliance, and Component
Manufacturing - 1.59%
Emerson Electric Co.	12,000	686,040

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Manufacturing - 3.97%
Kraft Foods, Inc. – Class A	14,000	$441,140
Nestle SA – ADR	10,000	588,200
Unilever PLC – ADR	22,000	679,360
		1,708,700

Food Services and Drinking Places - 1.60%
McDonald’s Corporation	9,000	690,840

General Merchandise Stores - 1.63%
Wal-Mart Stores, Inc.	13,000	701,090

Health and Personal Care Stores - 1.94%
CVS Caremark Corporation	24,000	834,480

Heavy and Civil Engineering Construction - 1.38%
Fluor Corporation	9,000	596,340

Insurance Carriers and Related Activities - 0.84%
Greenlight Capital Re, Ltd. (a) (b)	13,500	361,935

Internet Service Providers, Web Search Portals - 1.40%
Automatic Data Processing, Inc.	13,000	601,640

Mining (except Oil and Gas) - 2.96%
Newmont Mining Corporation	12,000	737,160
Southern Copper Corporation	11,000	536,140
		1,273,300

Miscellaneous Manufacturing - 2.10%
CareFusion Corporation (a)	15,000	385,500
3M Co.	6,000	517,800
		903,300

Motor Vehicle and Parts Dealers - 0.92%
Sonic Automotive, Inc.	30,000	397,200

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Oil and Gas Extraction - 3.49%
ATP Oil & Gas Corporation (a)	45,000	$753,300
Petroleo Brasileiro S.A. – ADR	19,800	749,232
		1,502,532

Petroleum and Coal Products Manufacturing - 5.76%
BP PLC – ADR	10,000	441,700
Chevron Corporation	8,500	775,625
ConocoPhillips	10,000	681,000
Exxon Mobil Corporation	8,000	584,960
		2,483,285

Primary Metal Manufacturing - 0.64%
RTI International Metals, Inc. (a)	10,150	273,847

Professional, Scientific, and Technical Services - 2.02%
Global Geophysical Services, Inc. (a)	32,000	332,160
Mastercard, Inc. – Class A	2,400	537,864
		870,024

Publishing Industries - 3.37%
BMC Software, Inc. (a)	13,000	612,820
Microsoft Corporation	30,000	837,600
		1,450,420

Rail Transportation - 1.07%
Union Pacific Corporation	5,000	463,300

Support Activities for Mining - 3.00%
Atwood Oceanics, Inc. (a)	14,500	541,865
Weatherford International Ltd. (a) (b)	33,000	752,400
		1,294,265

Telecommunications - 3.73%
Verizon Communications, Inc.	19,000	679,820
Vodafone Group PLC – ADR	35,000	925,050
		1,604,870

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Transportation Equipment Manufacturing - 0.86%
Visteon Corporation (a)	5,000	$371,250

Utilities - 0.82%
National Grid PLC – ADR	8,000	355,040

TOTAL COMMON STOCKS
(Cost $24,845,960)		29,427,492

PREFERRED SECURITIES - 2.56%

Oil and Gas Extraction - 0.77%
Apache Corp
6.000%, 08/01/2013	5,000	331,300

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.79%
Goldman Sachs Group, Inc., Series D
4.000% (c)	25,000	538,000
Morgan Stanley Capital Trust VIII
6.450%, 01/15/2046	10,000	234,500
		772,500

TOTAL PREFERRED SECURITIES
(Cost $946,101)		1,103,800

EXCHANGE-TRADED FUNDS - 0.83%

Funds, Trusts, and Other Financial Vehicles - 0.35%
iShares Silver Trust (a)	5,000	150,900

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.48%
SPDR Gold Trust (a)	1,500	208,080

TOTAL EXCHANGE-TRADED FUNDS
(Cost $253,500)		358,980

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 4.64%

Computer and Electronic Product Manufacturing - 1.24%
Linear Technology Corporation
3.000%, 05/01/2027	$500,000	$532,500

Primary Metal Manufacturing - 1.21%
RTI International Metals, Inc.
3.000%, 12/01/2015	500,000	520,625

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.62%
NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	700,000	696,500

Support Activities for Mining - 0.57%
Transocean, Inc., Series B
1.500%, 12/15/2037	250,000	247,500

TOTAL CONVERTIBLE BONDS
(Cost $1,836,122)		1,997,125

CORPORATE BONDS - 21.78%

Credit Intermediation and Related Activities - 3.84%
Block Financial LLC
7.875%, 01/15/2013	500,000	524,418
CIT Group, Inc.
7.000%, 05/01/2014	600,000	607,500
Zions Bancorporation
7.750%, 09/23/2014	500,000	521,674
		1,653,592

Food Manufacturing - 1.24%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	535,045

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Funds, Trusts, and Other Financial Vehicles - 1.25%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	$500,000	$536,270

Health and Personal Care Stores - 2.05%
CVS Pass-Through Trust
6.943%, 01/10/2030	309,516	337,393
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	545,052
		882,445

Machinery Manufacturing - 3.36%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	644,527
General Electric Co.
5.000%, 02/01/2013	750,000	802,127
		1,446,654

Merchant Wholesalers, Nondurable Goods - 1.20%
Lorillard Tobacco Co.
6.875%, 05/01/2020	500,000	517,303

Oil and Gas Extraction - 1.32%
Noble Holding International Ltd.
7.375%, 03/15/2014	500,000	567,667

Paper Manufacturing - 1.28%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	550,550

Publishing Industries - 2.32%
Oracle Corporation
5.000%, 1/15/2011	1,000,000	999,869

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 3.49%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	$500,000	$517,616
Morgan Stanley
5.000%, 08/19/2025 (c)	500,000	490,692
5.000%, 08/31/2025 (c)	500,000	496,962
		1,505,270

Utilities - 0.43%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	186,664

TOTAL CORPORATE BONDS
(Cost $8,986,571)		9,381,329

MUNICIPAL BONDS - 0.52%
West Virginia State Job Investment Trust Board
New Millennium Fund
0.00%, 06/12/2013	250,000	222,613

TOTAL MUNICIPAL BONDS
(Cost $226,942)		222,613

	Shares
SHORT-TERM INVESTMENTS - 1.67%

Money Market Funds - 1.67%
AIM STIT-STIC Prime Portfolio 0.16% (c)	719,847	719,847

TOTAL SHORT-TERM INVESTMENTS
(Cost $719,847)		719,847

Total Investments
(Cost $37,815,043) - 100.32%		43,211,186

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

Value
Liabilities in Excess of Other Assets - (0.32%)	$(138,654)

TOTAL NET ASSETS - 100%	$43,072,532

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows**:

Cost of investments	$37,815,043

Gross unrealized appreciation	5,726,000
Gross unrealized depreciation	(329,857)
Net unrealized appreciation	$5,396,143

**
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.22%

Beverage and Tobacco Product Manufacturing - 3.96%
The Coca-Cola Company	6,500	$427,505
Philip Morris International, Inc.	4,000	234,120
		661,625

Chemical Manufacturing - 10.34%
Abbott Laboratories	8,500	407,235
Air Products & Chemicals, Inc.	4,500	409,275
Church & Dwight Co., Inc.	4,000	276,080
Johnson & Johnson	5,000	309,250
Merck & Co., Inc.	9,000	324,360
		1,726,200

Computer and Electronic Product Manufacturing - 8.73%
Advanced Micro Devices, Inc. (a)	10,000	81,800
Apple, Inc. (a)	1,000	322,560
Cisco Systems, Inc. (a)	15,000	303,450
Intel Corporation	10,000	210,300
Microchip Technology, Inc.	10,000	342,100
QUALCOMM, Inc.	4,000	197,960
		1,458,170

Couriers and Messengers - 1.52%
United Parcel Service, Inc. – Class B	3,500	254,030

Credit Intermediation and Related Activities - 7.12%
CIT Group, Inc. (a)	6,000	282,600
Citigroup, Inc. (a)	40,000	189,200
Discover Financial Services	20,800	385,424
Hudson City Bancorp, Inc.	15,000	191,100
Visa, Inc. - Class A	2,000	140,760
		1,189,084

Electrical Equipment, Appliance, and Component
Manufacturing - 2.40%
Emerson Electric Co.	7,000	400,190

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Manufacturing - 6.04%
Kraft Foods, Inc. – Class A	10,000	$315,100
Nestle SA – ADR	5,500	323,510
Unilever PLC – ADR	12,000	370,560
		1,009,170

Food Services and Drinking Places - 1.84%
McDonald’s Corporation	4,000	307,040

General Merchandise Stores - 2.42%
Wal-Mart Stores, Inc.	7,500	404,475

Health and Personal Care Stores - 2.50%
CVS Caremark Corporation	12,000	417,240

Heavy and Civil Engineering Construction - 1.98%
Fluor Corporation	5,000	331,300

Insurance Carriers and Related Activities - 1.28%
Greenlight Capital Re, Ltd. (a) (b)	8,000	214,480

Internet Service Providers, Web Search Portals - 1.94%
Automatic Data Processing, Inc.	7,000	323,960

Merchant Wholesalers, Nondurable Goods - 0.56%
Alliance One International, Inc. (a)	22,000	93,280

Mining (except Oil and Gas) - 4.33%
Newmont Mining Corporation	7,000	430,010
Southern Copper Corporation	6,000	292,440
		722,450

Miscellaneous Manufacturing - 3.35%
CareFusion Corporation (a)	5,000	128,500
3M Co.	5,000	431,500
		560,000

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Motor Vehicle and Parts Dealers - 1.19%
Sonic Automotive, Inc.	15,000	$198,600

Oil and Gas Extraction - 4.22%
ATP Oil & Gas Corporation (a)	24,000	401,760
Petroleo Brasileiro S.A. – ADR	8,000	302,720
		704,480

Petroleum and Coal Products Manufacturing - 6.89%
BP PLC – ADR	6,000	265,020
Chevron Corporation	4,000	365,000
ConocoPhillips	5,500	374,550
Exxon Mobil Corporation	2,000	146,240
		1,150,810

Primary Metal Manufacturing - 2.10%
RTI International Metals, Inc. (a)	13,000	350,740

Professional, Scientific, and Technical Services - 3.81%
Global Geophysical Services, Inc. (a)	33,300	345,654
Mastercard, Inc. – Class A	1,300	291,343
		636,997

Publishing Industries - 4.77%
BMC Software, Inc. (a)	8,000	377,120
Microsoft Corporation	15,000	418,800
		795,920

Support Activities for Mining - 4.20%
Atwood Oceanics, Inc. (a)	7,500	280,275
Weatherford International Ltd. (a) (b)	18,500	421,800
		702,075

Telecommunications - 4.62%
Verizon Communications, Inc.	9,000	322,020
Vodafone Group PLC – ADR	17,000	449,310
		771,330

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Transportation Equipment Manufacturing - 1.11%
Visteon Corporation (a)	2,500	$185,625

TOTAL COMMON STOCKS
(Cost $12,989,392)		15,569,271

EXCHANGE-TRADED FUNDS - 3.05%

Funds, Trusts, and Other Financial Vehicles - 1.81%
iShares Silver Trust (a)	10,000	301,800

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.24%
SPDR Gold Trust (a)	1,500	208,080

TOTAL EXCHANGE-TRADED FUNDS
(Cost $292,062)		509,880

	Contracts
CALL OPTIONS PURCHASED - 1.38%

Educational Services - 0.51%
Corinthian Colleges, Inc.
Expiration: 01/21/12, Exercise Price $2.50 (a)	301	85,785

Oil and Gas Extraction - 0.87%
Petroleo Brasileiro S.A. – ADR
Expiration: 01/19/13, Exercise Price $25.00 (a)	100	145,000

TOTAL CALL OPTIONS PURCHASED
(Cost $223,745)		230,785

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.20%

Money Market Funds - 1.20%
AIM STIT-STIC Prime Portfolio 0.16% (c)	200,360	$200,360

TOTAL SHORT-TERM INVESTMENTS
(Cost $200,360)		200,360

Total Investments
(Cost $13,705,559) - 98.85%		16,510,296

Other Assets in Excess of Liabilities - 1.15%		191,807

TOTAL NET ASSETS - 100%		$16,702,103

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows**:

Cost of investments	$13,705,559

Gross unrealized appreciation	2,964,827
Gross unrealized depreciation	(160,090)
Net unrealized appreciation	$2,804,737

**
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
December 31, 2010 (Unaudited)

Security Valuation

The Wisconsin Capital Funds, Inc. (Funds) have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq, are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing price provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. The significant inputs of these matrix pricing formulas include coupon, ratings, maturities, and other fundamental data relating to the issuer. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. These debt securities for which market quotations are not readily available will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, to value the Funds' investments carried at fair value:

	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$29,427,492	$-	$-	$29,427,492
Preferred Securities*	1,103,800	-	-	1,103,800
Exchange-Traded Funds*	358,980	-	-	358,980
Convertible Bonds*	-	1,997,125	-	1,997,125
Corporate Bonds*	-	9,381,329	-	9,381,329
Municipal Bonds	-	222,613	-	222,613
Money Market Funds	719,847	-	-	719,847

Total	$31,610,119	$11,601,067	$-	$43,211,186

	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$15,569,271	$-	$-	$15,569,271
Exchange-Traded Funds*	509,880	-	-	509,880
Purchased Options*	230,785	-	-	230,785
Money Market Funds	200,360	-	-	200,360

Total	$16,510,296	$-	$-	$16,510,296

* For detailed industry descriptions, refer to the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President

Date	February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President

Date	February 22, 2011

By (Signature and Title)*	/s/ Timothy R. O’Brien
Timothy R. O’Brien, Chief Financial Officer

Date	February 22, 2011

* Print the name and title of each signing officer under his or her signature.